ORGANIZATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION
1.	ORGANIZATION

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009.

The Company through its subsidiaries and consolidated variable interest entities (as disclosed in the table below) are principally engaged in the provision of Internet Data Center services (“IDC” or “IDC Business”) in the People’s Republic of China (the “PRC”).

On April 21, 2011, the Company completed its initial public offering of 14,950,000 American Depositary Shares (“ADS”) at US$15 per ADS. Each ADS comprises six ordinary shares. The net proceeds to the Company from the offering amounted to RMB1,332,904.

(a) As of December 31, 2012, subsidiaries of the Company and its consolidated variable interest entities where the Company is the primary beneficiary includes the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant Company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21ViaNet@Xian Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) / (4)	July 5, 2012	PRC	100%	Provision of internet data center

Variable Interest Entity (the “VIE”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Beijing:
Shanghai Wantong 21Vianet Information Technology Co., Ltd. (“SH Wantong”) (1) / (2)	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd.(1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Fuzhou Yongjiahong Communication Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Jiujiang Zhongyatonglian Network Technology Co., Ltd. (1) / (2) / (3)	November 16, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd.(1) (2) (“Gehua”)	October 8, 2011	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd.(1) / (2) (“SH Cloud”)	October 1, 2011	PRC	—	Dormant Company
Shenzhen Cloud Information Technology Co., Ltd. (1) / (2) (“SZ Cloud”)	October 27, 2011	PRC	—	Dormant Company
Langfang Xunchi Computer Data Processing Co., Ltd. (1) / (2)	December 19, 2011	PRC	—	Dormant Company
Beijing Fastweb Network Technology Co., Ltd. (“Fastweb Network BJ”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (1) / (2) / (5)	July 18, 2008	PRC	—	Internet data center, content delivery network and related services
Suzhou Fastweb Technology Co., Ltd. (“SZ Fastweb”) (1) / (2) / (5)	February 1, 2010	PRC	—	Dormant Company
Hangzhou Zhentuo Information Technology Co., Ltd. (“HZ Zhentuo”) (1) / (2) / (6)	August 16, 2012	PRC	—	Dormant Company
Shanghai Xiangyun 21Vianet Network Technology Co., Ltd. (“SH Xiangyun”) (1) / (2) / (7)	October 22, 2012	PRC	—	Dormant Company

(1)	Collectively “PRC Subsidiaries”
(2)	Collectively “Consolidated VIE”
(3)	Collectively “Managed Network Entities”
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. (“aBitCool”) (Note 4).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Fastweb”) (Note 4).
(6)	On August 16, 2012, HZ Zhentuo was incorporated in Hangzhou in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.
(7)	On October 22, 2012, SH Xiangyun was incorporated in Shanghai in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

As more fully described below, through a series of transactions which are accounted for as a reorganization of entities where the transactions were deemed to lack substance and accounted for in a manner similar to a pooling-of interest, the Company became the ultimate parent entity of such subsidiaries and consolidated variable interest entity by October 31, 2010. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

(b) Upon incorporation, the Company was wholly owned by aBitCool, a company owned by a group of four ordinary shareholders. Prior to the reorganization, the Company’s IDC and Non-IDC operations were conducted by aBitCool, substantially all of which was conducted through the same subsidiaries and variable interest entities set forth above. In addition, aBitCool was also engaged in other insignificant business operations, which were dissimilar and incidental to the core IDC Business, through five subsidiaries/investees of certain of the above entities, which have insignificant assets, liabilities and operating results since their inception. aBitCool also issued Series A contingently redeemable convertible preferred shares in 2006, 2007 and 2008 and Series B contingently redeemable convertible preferred shares in 2007 and 2008, to a number of third party investors, the proceeds of which had been used to finance the operations and investing activities of these business through a series of intercompany loans.

In preparation of its IPO for the IDC business, the Company undertook the following transactions to reorganize the structure of the listing group:

(i)	On January 13, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet HK to the Company in exchange for a cash consideration of HK$1.

(ii)	On February 21, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet China to 21Vianet HK in exchange for a cash consideration of US$1.

(iii)	On April 30, 2009 and March 1, 2010, 21Vianet Beijing legally disposed SH Guotong and GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960 and RMB10,000. Subsequent to their legal disposal, the Company continued to manage the operations of SH Guotong and GZ Juliang, therefore not meeting all of the carve-out criteria pursuant to the Staff Accounting Bulletin (“SAB”) Topic 5.Z.7 and as such, was required to continue consolidating all of SH Guotong’s results of operations. Accordingly, the receipt of cash consideration for the legal disposal of SH Guotong and GZ Juliang is recorded as a deemed contribution from the shareholders.

SH Guotong—SH Guotong’s operations had historically comprised the IDC and Non-IDC Businesses since its acquisition on June 22, 2007. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on April 30, 2009 legally disposed of SH Guotong to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960, which was subsequently settled in September 2010 and was recorded in amounts due from related parties as of December 31, 2009 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of SH Guotong from same nominee shareholders of aBitCool for a cash consideration of RMB1,426. From the date of the disposal to date of repurchase, SH Guotong remained under the ownership of the same shareholder group and management of the Company continued to manage both SH Guotong’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of SH Guotong to the Company’s ultimate shareholders.

The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of SH Guotong’s Non-IDC Business at their respective carrying values totaling RMB27,869, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with Accounting Standards Codification (“ASC”) 205-20, Discontinued Operations, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

GZ Juliang—GZ Juliang’s operations had historically comprised the IDC and Non-IDC Businesses since its incorporation on January 4, 2008. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on March 1, 2010 legally disposed of GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB10,000, which was subsequently settled in August 2010 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of GZ Juliang from same nominee shareholders of aBitCool for a cash consideration of RMB858. From the date of the disposal to date of repurchase, GZ Juliang remained under the ownership of the same shareholder group and management of the Company continued to manage both GZ Juliang’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of GZ Juliang to the Company’s ultimate shareholders. The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of GZ Juliang’s Non-IDC Business at their respective carrying values totaling RMB2,764, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with ASC 205-20, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

(iv)	Four subsidiaries of 21Vianet Beijing and one associate of 21Vianet Technology were also engaged in other insignificant business operations, which were dissimilar and incidental to the Company’s core IDC Business. In accordance with the SAB Topic 5.Z.7, the historical operating results, assets and liabilities of these five entities have not been included in these historical financial statements of the Company because (i) these entities were operated and managed autonomously by a management team different from that of the Company and will continue to do so into the foreseeable future; (ii) these entities are dissimilar to the Company in terms of their business models, revenue streams and customer bases and (iii) these entities incurred only incidental costs and facilities with the Company.

In 2008, 21Vianet Beijing injected RMB36,000 of capital injection into two of these entities that have been carved out of these historical financial statements, and as such, the amount is recorded as a deemed distribution to shareholders.

In 2010, 21Vianet Beijing and 21Vianet Technology legally disposed two carved-out subsidiaries and a carved-out associate, to aBitCool, for cash consideration of RMB36,000 and RMB3,300, respectively. As these entities have already been carved out of these consolidated financial statements, the cash consideration received was recorded as a deemed contribution from shareholders.

(v)	On October 31, 2010, the Company repurchased and cancelled all of its ordinary shares from aBitCool and concurrently issued 71,526,320 ordinary shares and 110,966,180 preferred shares to the same group of ordinary and preferred shareholders of aBitCool at nominal value, based on the same respective ordinary and preferred shareholders’ ownership percentage. These ordinary shares and preferred shares carried the same rights and obligations as those issued by aBitCool, except that the number of preferred shares issued by the Company was determined by applying (i) the relative fair value percentage of the IDC Business (when compared to the Non-IDC Business) of 85% as of October 31, 2010 to (ii) the total number of outstanding preferred shares of aBitCool. The number of preferred shares outstanding of aBitCool was also correspondingly adjusted. The initial carrying values of the preferred shares of the Company were based on the estimated fair values at issuance date in accordance with ASC 480-10-S99-3A, Classification and Measurement of Redeemable Securities (Note 16). As no consideration was received for the issuance of the preferred shares, the issuance was recorded as a distribution to shareholders.

Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the transaction was deemed to lack substance and accounted for in a manner similar to a pooling-of interest with the assets and liabilities stated at their historical amounts in the Company’s consolidated financial statements. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the preferred shares issued by the Company are pushed back to all periods presented.

In addition, aBitCool and its shareholders formally agreed to waive the Company’s obligation to repay its intercompany payable due to them in the amount of RMB115,266 (US$17,465) and as such, the waiver of the payable obligation was recorded as a contribution to additional paid-in-capital on October 31, 2010. The payable obligation has been presented as an amount due to a related party for all periods presented through to the date of the waiver.

The following is a summary of the VIE agreements between 21Vianet Technology, the VIE, its Nominee Shareholders, and 21Vianet China, the primary beneficiary of 21Vianet Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under PRC law, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of the 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by the 21Vianet Technology pursuant to any written consents of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement between 21Vianet China and the 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

Share pledge agreement

Pursuant to the share pledge agreement between 21Vianet China and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the 21Vianet Technology without the prior written consent of 21Vianet China.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in 21Vianet Technology to 21Vianet China. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China, pursuant to the loan agreement and consulting and service agreement, respectively. Thus, the Company is also considered the primary beneficiary of 21Vianet Technology through 21Vianet China. As a result of the above, the Company consolidates 21Vianet Technology and its subsidiaries under by ASC 810-10 Consolidation: Overall.

Subsequently, in September 2010, the following supplementary agreements were entered into:

21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

21Vianet China also re-assigned the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet Group, Inc., which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of 21Vianet Technology pursuant to the power of attorney agreement and the obligation to absorb the expected losses of 21Vianet Technology through the unlimited financial support, 21Vianet China ceased to be the primary beneficiary and 21Vianet Group, Inc. became the primary beneficiary of 21Vianet Technology in September 2010.

In February 2011, one of the original Nominee Shareholders of 21Vianet Beijing transferred 1% of his equity interests in 21Vianet Beijing to one additional individual person. Accordingly, the additional Nominee Shareholder also became a party to the above applicable agreements.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of 21Vianet China and 21Vianet Technology is not in breach or violation of any existing PRC Laws in any material respect, (ii) each of the VIE Agreements to which it is a party is valid, legally binding and enforceable to each party of such agreements under the existing PRC Laws, (iii) the execution, delivery, effectiveness, enforceability and performance of each of the VIE Agreements will not violate any PRC Laws, except for such violation that would not have a material adverse effect, and (iv) each of the PRC Subsidiaries is in compliance with the provisions of such necessary governmental authorizations in all material aspects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with 21Vianet Technology are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIE. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with 21Vianet Technology is remote based on current facts and circumstances.

Except for certain computer and network equipment with carrying amounts of RMB46,320 that were pledged to secure banking borrowings granted to the Company (Note 12), there were no pledges or collateralization of the Consolidated VIE’s assets. Creditors of the Consolidated VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the Consolidated VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIE during the periods presented.

The following financial information of the Consolidated VIE was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Total assets	1,165,210	1,630,208	261,666
Total liabilities	704,879	930,038	149,281

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	525,203	1,020,929	1,524,158	244,644
Net profit	30,668	51,566	122,552	19,671

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	80,663	150,739	169,304	27,175
Net cash used in investing activities	(616)	(224,704)	(205,069)	(32,916)
Net cash provided by financing activities	41,835	86,109	110,076	17,668